Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	$ 125,766,000	$ 109,644,000	$ 251,837,000	$ 196,333,000
Cost of revenue:
Platform commissions	(35,388,000)	(29,510,000)	(68,839,000)	(53,990,000)
Game operation cost	(3,310,000)	(1,566,000)	(6,597,000)	(3,795,000)
Selling and marketing expenses	(35,027,000)	(90,745,000)	(91,321,000)	(155,472,000)
General and administrative expenses	(7,441,000)	(3,247,000)	(13,680,000)	(5,479,000)
Total costs and expenses, excluding depreciation and amortization	(81,166,000)	(125,068,000)	(180,437,000)	(218,736,000)
Depreciation and amortization	(1,374,000)	(106,000)	(2,287,000)	(248,000)
Profit/(loss) from operations	43,226,000	(15,530,000)	69,113,000	(22,651,000)
Finance income/(expense), net	1,612,000	711,000	393,000	(1,117,000)
Change in fair value of share warrant obligations and other financial instruments	576,000		7,268,000
Share of loss of equity-accounted associates	(3,296,000)		(1,640,000)
Profit/(loss) before income tax	42,118,000	(14,819,000)	75,134,000	(23,768,000)
Income tax expense	(1,252,000)	(325,000)	(2,025,000)	(524,000)
Profit/(loss) for the period from continuing operations, net of tax	40,866,000	(15,144,000)	73,109,000	(24,292,000)
Discontinued operations
Loss for the period from discontinued operations, net of tax	(11,538,000)	(4,866,000)	(20,371,000)	(7,506,000)
Profit/(loss) for the period, net of tax	29,327,000	(20,010,000)	52,738,000	(31,798,000)
Profit (loss), attributable to owners of parent	29,634,000	(20,010,000)	53,063,000	(31,798,000)
Attributable to equity holders of the Company	29,634,000	(20,010,000)	53,063,000	(31,798,000)
Attributable to non-controlling interest	(307,000)		(325,000)
Other comprehensive income/(loss)	3,458,000	(202,000)	3,177,000	(250,000)
Total comprehensive income/(loss) for the period, net of tax	32,785,000	(20,212,000)	55,915,000	(32,048,000)
Attributable to equity holders of the Company	33,092,000	$ (20,212,000)	56,240,000	$ (32,048,000)
Attributable to non-controlling interest	$ (307,000)		$ (325,000)
Earnings/(loss) per share:
Basic and diluted earnings/(loss) per share, US$	$ 0.15	$ (0.11)	$ 0.27	$ (0.18)
Diluted earnings (loss) per share	$ 0.15	$ (0.11)	$ 0.27	$ (0.18)